LS Opportunity Fund
SUMMARY SECTION
Investment Objective
LS Opportunity Fund (the “Fund”) seeks to generate long - term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	LS Opportunity Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase and a $15 fee for redemptions paid by wire )	2.00%

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LS Opportunity Fund
Management Fees		1.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		2.01%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		3.76%
Expenses Waived and/or Reimbursed	[1]	(1.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		2.50%
[1]	Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements reflect that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2013, so that the ratio of total annual operating expenses does not exceed 2.50%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon termination of the investment advisory agreement between the Fund and the Adviser. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses until September 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
LS Opportunity Fund	253	910	1,720	3,834

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal period September 30, 2010 (the Fund’s inception date) to May 31, 2011, the Fund’s portfolio turnover rate was 199.48% of the average value of its portfolio.
Principal Investment Strategies

The Fund will employ a research-driven, bottom-up stock selection process on both the long and short side whereby investment decisions are based upon extensive analysis of the business and financial fundamentals concerning particular companies and their industries, leading to an assessment of the companies’ investment value. The Fund seeks to capitalize on significant differences between the current market price of a company’s stock and its current or expected future investment value. The Fund’s approach is designed to achieve capital growth during periods of rising or stable stock prices and capital preservation during periods of declining stock prices.

In implementing its strategies, the Fund generally intends to take positions in equity securities, including common and preferred stocks and securities convertible into equity securities, and in other investment companies. The Fund may also hold positions in foreign securities. The Fund will take long positions and sell securities short to implement its strategies. When the Fund takes a long position with respect to a particular security, the Fund purchases a security with the expectation that the price of the security will appreciate in the future. When the Fund sells securities short, the Fund takes a position with respect to that security that reflects its expectation that the price of the security will decline in the future.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Downside risk is determined through extensive proprietary modeling of the company’s assets and liabilities. The assessment of upside opportunity includes a focus on companies that are able to generate and sustain high returns on capital and self-financed growth; companies generating excess cash that is being used to enhance shareholder value; companies with good franchises that are undergoing significant positive change; and “emerging growth” companies with good fundamentals that are addressing unmet, “open-ended” business opportunities with innovative products or services. On the short side, the Fund takes positions primarily in equity and equity-related securities of companies with weak or deteriorating fundamentals, which, combined with unattractive valuations, indicate significant downside risk. The Fund will be managed with a long-term orientation. The objective on the long side of the portfolio is to generally hold core positions for more than one year. On the short side of the portfolio, holding periods are generally expected to be less than a year.

In addition, the Fund plans to use short positions in a “pair-traded” format (i.e., a strategy that matches a long position with a short position in two stocks in the same sector) to exploit valuation anomalies and dampen portfolio volatility. The Fund intends to use a traditional “long/short” hedging strategy. A traditional “long/short” hedging strategy utilizes both long positions and short positions as the primary driver of returns while simultaneously attempting to reduce portfolio volatility.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions, for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. A put option gives the owner of the put the right to sell a security and a call option gives the owner of the call the right to buy a security. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. A futures contract is a contract to buy or sell a specified amount of another security at a particular price on a particular future date.

The Fund may reduce or eliminate a position if the position (i) has reached an intrinsic value that reflects its current market value, (ii) has been revalued as new research uncovers challenges to assumptions underlying the investment case, or (iii) through the displacement in the portfolio by a better idea.

Principal Risks

Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group or the broader stock market:

Stock Market Risk: Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis.

Stock Selection Risk: The stocks in the Fund’s portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Management Risk: Fund management’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

Non - Diversification Risk: The Fund is non - diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.

Short Sales Risk: The Fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.

Foreign Securities Risk: There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Derivatives Risk: Derivatives are investments the value of which is “derived” from the value of an underlying asset (including an underlying security), reference rate or index. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the Fund’s portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Sector Risk: Although the Fund does not expect to concentrate its investments in any particular sector, it may allocate more of its investments to particular segments of the market. To the extent that the Fund has over weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Investment Company Securities Risk: The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (" ETFs "), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds in which the Fund may invest may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds, will be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Portfolio Turnover Risk: At times, the Fund may have a portfolio turnover rate of greater than 100%. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Performance
The Fund recently commenced operations and , as a result , does not have a full calendar year of performance history. Once available, the Fund’s performance data may be obtained by calling (877) 336-6763 or may be accessed on the Fund’s website at www.longshortadvisors.com. Information relating to the investment performance of the Sub-Advisor to the Fund is included in the Appendix to this Prospectus.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
LS Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LS Opportunity Fund (the “Fund”) seeks to generate long - term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase and a $15 fee for redemptions paid by wire )	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%
Expenses Waived and/or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.26%) [1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses until September 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	rr_ExpenseExampleYear01	253
3 YEARS	rr_ExpenseExampleYear03	910
5 YEARS	rr_ExpenseExampleYear05	1,720
10 YEARS	rr_ExpenseExampleYear10	3,834
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal period September 30, 2010 (the Fund’s inception date) to May 31, 2011, the Fund’s portfolio turnover rate was 199.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.48%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will employ a research-driven, bottom-up stock selection process on both the long and short side whereby investment decisions are based upon extensive analysis of the business and financial fundamentals concerning particular companies and their industries, leading to an assessment of the companies’ investment value. The Fund seeks to capitalize on significant differences between the current market price of a company’s stock and its current or expected future investment value. The Fund’s approach is designed to achieve capital growth during periods of rising or stable stock prices and capital preservation during periods of declining stock prices.

In implementing its strategies, the Fund generally intends to take positions in equity securities, including common and preferred stocks and securities convertible into equity securities, and in other investment companies. The Fund may also hold positions in foreign securities. The Fund will take long positions and sell securities short to implement its strategies. When the Fund takes a long position with respect to a particular security, the Fund purchases a security with the expectation that the price of the security will appreciate in the future. When the Fund sells securities short, the Fund takes a position with respect to that security that reflects its expectation that the price of the security will decline in the future.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Downside risk is determined through extensive proprietary modeling of the company’s assets and liabilities. The assessment of upside opportunity includes a focus on companies that are able to generate and sustain high returns on capital and self-financed growth; companies generating excess cash that is being used to enhance shareholder value; companies with good franchises that are undergoing significant positive change; and “emerging growth” companies with good fundamentals that are addressing unmet, “open-ended” business opportunities with innovative products or services. On the short side, the Fund takes positions primarily in equity and equity-related securities of companies with weak or deteriorating fundamentals, which, combined with unattractive valuations, indicate significant downside risk. The Fund will be managed with a long-term orientation. The objective on the long side of the portfolio is to generally hold core positions for more than one year. On the short side of the portfolio, holding periods are generally expected to be less than a year.

In addition, the Fund plans to use short positions in a “pair-traded” format (i.e., a strategy that matches a long position with a short position in two stocks in the same sector) to exploit valuation anomalies and dampen portfolio volatility. The Fund intends to use a traditional “long/short” hedging strategy. A traditional “long/short” hedging strategy utilizes both long positions and short positions as the primary driver of returns while simultaneously attempting to reduce portfolio volatility.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions, for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. A put option gives the owner of the put the right to sell a security and a call option gives the owner of the call the right to buy a security. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. A futures contract is a contract to buy or sell a specified amount of another security at a particular price on a particular future date.

The Fund may reduce or eliminate a position if the position (i) has reached an intrinsic value that reflects its current market value, (ii) has been revalued as new research uncovers challenges to assumptions underlying the investment case, or (iii) through the displacement in the portfolio by a better idea.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group or the broader stock market:

Stock Market Risk: Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis.

Stock Selection Risk: The stocks in the Fund’s portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Management Risk: Fund management’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

Non - Diversification Risk: The Fund is non - diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.

Short Sales Risk: The Fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.

Foreign Securities Risk: There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Derivatives Risk: Derivatives are investments the value of which is “derived” from the value of an underlying asset (including an underlying security), reference rate or index. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the Fund’s portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Sector Risk: Although the Fund does not expect to concentrate its investments in any particular sector, it may allocate more of its investments to particular segments of the market. To the extent that the Fund has over weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Investment Company Securities Risk: The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (" ETFs "), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds in which the Fund may invest may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds, will be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Portfolio Turnover Risk: At times, the Fund may have a portfolio turnover rate of greater than 100%. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group or the broader stock market:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non - Diversification Risk: The Fund is non - diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund recently commenced operations and , as a result , does not have a full calendar year of performance history. Once available, the Fund’s performance data may be obtained by calling (877) 336-6763 or may be accessed on the Fund’s website at www.longshortadvisors.com. Information relating to the investment performance of the Sub-Advisor to the Fund is included in the Appendix to this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund recently commenced operations and , as a result , does not have a full calendar year of performance history.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Once available, the Fund’s performance data may be obtained by calling (877) 336-6763 or may be accessed on the Fund’s website at www.longshortadvisors.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 336-6763
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.longshortadvisors.com

[1]	Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements reflect that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2013, so that the ratio of total annual operating expenses does not exceed 2.50%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon termination of the investment advisory agreement between the Fund and the Adviser. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.